ADVANCE FROM CUSTOMERS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF ADVANCE FROM CUSTOMERS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$16,126,894	$19,269,063